Events after the balance sheet date	12 Months Ended
Dec. 31, 2021
Events after the balance sheet date
Events after the balance sheet date

25. Events after the balance sheet date

On January 4, 2022, the exercise price of 8,294,045 equity incentive units was reduced to CHF 1 and the share-based compensation related to the fair value adjustment for the reduction in the exercise price of CHF 1.7 million will be recognized over the remaining vesting period of the respective equity incentive units or immediately for fully vested units. As a results, CHF 1.6 million will be recognized in 2022 and CHF0.1 million over the period 2023 to 2025 as share-based compensation expense.

On February 2, 2022, Addex Therapeutics Ltd issued 16,000,000 new shares from the authorized capital and fully subscribed by its fully owned subsidiary, Addex Pharma SA, at CHF 1 per share. These shares are held as treasury shares, hence the operation does not impact the outstanding share capital.

On February 24, 2022, Russia invaded Ukraine creating a global conflict. The resulting conflict and retaliatory measures by the global community have created global security concerns, including the possibility of expanded regional or global conflict, which have had, and are likely to continue to have, short-term and more likely longer-term adverse impacts on Ukraine and Europe and around the globe. Potential ramifications include disruption of the supply chain including research activities and complications with the conduct of ongoing and future clinical trials of our product candidates, including patient enrollment. We and our collaborators rely on global networks of contract research organizations and clinical trial sites to enroll patients, certain of which are in Russia and Ukraine. Delays in research activities or in the conduct of our clinical trials could increase associated costs and, depending upon the duration of any delays, require us to find alternative suppliers at additional expense. In addition, the conflict in Eastern Europe has had significant ramifications on global financial markets, which may adversely impact our ability to raise capital on favorable terms or at all.